Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.4%
General Obligation Bonds - 6.2%
9,000,000	Chicago Illinois Park District	5.00%	01/01/2044	9,590,062
3,470,000	Illinois, State of	5.00%	11/01/2024	3,575,298
4,050,000	Illinois, State of	5.00%	12/01/2025	4,259,205
4,220,000	Illinois, State of	5.50%	05/01/2030	4,753,169
1,300,000	Illinois, State of	5.00%	10/01/2033	1,414,080
1,700,000	Illinois, State of	4.00%	10/01/2033	1,767,801
8,980,000	Illinois, State of	5.00%	05/01/2039	9,043,981
830,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	3.80%	05/01/2037	815,191
5,005,000	New York, City of New York	4.00%	08/01/2038	5,070,411
2,000,000	New York, City of New York	4.00%	08/01/2038	2,033,704
3,543,800	Puerto Rico, Commonwealth of	5.25%	07/01/2023	3,549,121
				45,872,023
Revenue Bonds - 92.2%
5,310,000	American Municipal Power, Inc.	4.00%	02/15/2037	5,373,267
5,940,000	American Municipal Power, Inc.	4.00%	02/15/2038	5,954,661
4,200,000	Austin, Texas	7.88%	09/01/2026	4,235,366
6,295,000	Bartow County Georgia Development Authority#	3.95%	12/01/2032	6,395,058
17,000,000	Black Belt Energy Gas District#	4.00%	12/01/2048	17,023,202
4,185,000	Black Belt Energy Gas District (SIFMA Municipal Swap Index + 0.62%)	4.59%	12/01/2048	4,170,929
24,000,000	Black Belt Energy Gas District (SIFMA Municipal Swap Index + 0.35%)	4.32%	10/01/2052	23,120,928
10,325,000	Buckeye Ohio Tobacco Settlement Financing Authority	4.00%	06/01/2037	10,210,190
5,000,000	California Community Choice Financing Authority (SIFMA Municipal Swap Index + 0.45%)	4.42%	02/01/2052	4,673,627
10,000,000	California Earthquake Authority	5.60%	07/01/2027	10,291,703
2,500,000	California Health Facilities Financing Authority	1.68%	06/01/2028	2,165,923
1,050,000	California Infrastructure & Economic Development Bank (SIFMA Municipal Swap Index + 0.35%)	4.32%	08/01/2047	1,038,215
12,000,000	California Infrastructure & Economic Development Bank#^	3.65%	01/01/2050	12,003,032
7,150,000	Central Plains Energy Project#	5.00%	03/01/2050	7,200,396
3,200,000	Chicago Illinois Board of Education Dedicated Capital Improvement Tax	5.25%	04/01/2036	3,496,459
3,700,000	Chicago Illinois Board of Education Dedicated Capital Improvement Tax	5.25%	04/01/2037	4,010,614
3,250,000	Chicago Illinois Board of Education Dedicated Capital Improvement Tax	5.25%	04/01/2040	3,459,585
3,000,000	Chicago Illinois Midway International Airport	5.00%	01/01/2035	3,003,486
4,095,000	Chicago Illinois Waterworks Revenue	5.00%	11/01/2044	4,132,832
4,870,000	Colorado Board of Governors State University System	4.00%	03/01/2038	4,909,871
7,715,000	Colorado Health Facilities Authority	5.00%	12/01/2035	7,782,229
470,000	Colorado Housing and Finance Authority	1.55%	04/01/2023	470,000
3,000,000	Delaware Valley Pennsylvania Regional Finance Authority (SIFMA Municipal Swap Index + 0.40%)	4.37%	03/01/2057	2,956,121
7,680,000	Du Page County Illinois	3.00%	05/15/2047	5,684,387
20,000,000	Farmington, City of New Mexico	1.80%	04/01/2029	17,398,748
5,000,000	Grand Forks, County of North Dakota^(d)	6.63%	12/15/2031	2,750,000
2,500,000	Grand Forks, County of North Dakota^(d)~	9.00%	06/15/2044	1,375,000
4,050,000	Harris County Texas Sports Authority+	4.49%	11/15/2034	2,371,107
1,000,000	Henrico County Virginia Economic Development Authority#	8.50%	08/23/2027	985,000
2,000,000	Illinois Sales Tax Revenue	1.80%	06/15/2027	1,762,817
4,750,000	Illinois Sales Tax Revenue	2.00%	06/15/2028	4,104,543
10,335,000	Illinois Sales Tax Revenue	3.00%	06/15/2031	9,700,630
3,000,000	Illinois State Toll Highway Authority	5.00%	01/01/2031	3,004,547
4,150,000	Illinois State Toll Highway Authority	5.00%	01/01/2038	4,193,238
4,903,965	Industrial Development Authority of the City of St. Louis Missouri	2.22%	12/01/2038	3,866,094
1,585,000	Kentucky Public Energy Authority#	4.00%	12/01/2049	1,578,133
4,100,000	Kentucky Public Energy Authority (1 Month LIBOR USD + 1.30%)	4.42%	12/01/2049	4,120,013
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,906,326
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,395,765
9,800,000	Lehigh County Pennsylvania (SIFMA Municipal Swap Index + 1.10%)	5.07%	08/15/2038	9,681,226
7,950,000	Los Angeles California Department of Airports	4.00%	05/15/2042	7,887,401
5,000,000	Louisville/Jefferson County Kentucky Metropolitan Government	5.75%	10/01/2042	5,048,225
17,720,000	Love Field Texas Airport Modernization Corp.	4.00%	11/01/2036	17,836,782
1,845,000	Lower Colorado River Texas Authority	5.00%	05/15/2031	1,849,752
3,370,000	Lower Colorado River Texas Authority	5.00%	05/15/2031	3,378,406
17,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.83%)	3.95%	08/01/2048	17,035,620
5,000,000	Main Street Natural Gas, Inc. (SIFMA Municipal Swap Index + 0.57%)	4.54%	08/01/2048	4,988,060
5,290,000	Maricopa County Arizona Industrial Development Authority (SIFMA Municipal Swap Index + 0.57%)	4.54%	01/01/2035	5,271,854
5,000,000	Maryland Community Development Administration	2.41%	07/01/2043	3,814,176
3,220,000	Massachusetts Housing Finance Agency	4.00%	12/01/2033	3,220,391
1,495,000	Metropolitan Pier & Exposition Authority+	2.40%	12/15/2033	987,352
5,000,000	Metropolitan Pier & Exposition Authority+	5.62%	06/15/2036	2,881,083
10,165,000	Metropolitan Pier & Exposition Authority+	4.25%	06/15/2037	5,451,776
15,000,000	Metropolitan Pier & Exposition Authority+	5.30%	12/15/2037	7,827,656
5,365,000	Metropolitan Pier & Exposition Authority+	3.01%	06/15/2038	2,729,480
1,705,000	Metropolitan Transportation Authority+	3.19%	11/15/2029	1,342,353
5,050,000	Metropolitan Transportation Authority	5.00%	11/15/2032	5,130,254
6,000,000	Metropolitan Transportation Authority+	3.59%	11/15/2033	3,928,160
17,590,000	Metropolitan Transportation Authority	5.00%	11/15/2038	17,594,779
15,000,000	Metropolitan Transportation Authority	5.00%	11/15/2038	15,027,953
5,000,000	Metropolitan Transportation Authority	5.00%	11/15/2038	5,009,318
5,835,000	Metropolitan Transportation Authority	5.00%	11/15/2038	5,836,585
5,000,000	Metropolitan Transportation Authority	5.25%	11/15/2044	5,046,654
6,055,000	Miami-Dade County Florida Expressway Authority (1 Month LIBOR USD + 1.05%)	5.71%	07/01/2026	6,061,274
5,260,000	Miami-Dade County Florida Expressway Authority (1 Month LIBOR USD + 1.05%)	5.71%	07/01/2029	5,272,652
8,260,000	Miami-Dade County Florida Expressway Authority (1 Month LIBOR USD + 1.05%)	5.71%	07/01/2032	8,286,900
3,595,000	Miami-Dade County Florida Expressway Authority	5.00%	10/01/2036	3,619,198
1,080,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2031	486,000
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.25%	07/01/2036	787,500
4,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2046	2,000,000
250,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	112,500
2,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	900,000
2,350,000	New Jersey Economic Development Authority (SIFMA Municipal Swap Index + 1.55%)	5.52%	09/01/2027	2,347,678
2,835,000	New Jersey Economic Development Authority (SIFMA Municipal Swap Index + 1.60%)	3.81%	03/01/2028	2,830,245
12,745,000	New Jersey Economic Development Authority	7.43%	02/15/2029	13,926,412
11,000,000	New Jersey Transportation Trust Fund Authority	5.75%	12/15/2028	11,298,735
1,000,000	New Jersey Transportation Trust Fund Authority+	2.20%	12/15/2035	619,730
10,050,000	New Jersey Transportation Trust Fund Authority+	4.21%	12/15/2037	5,555,254
5,000,000	New Jersey Transportation Trust Fund Authority+	5.14%	12/15/2038	2,645,572
9,675,000	New Jersey Transportation Trust Fund Authority+	5.32%	12/15/2039	4,820,659
13,565,000	New Mexico Municipal Energy Acquisition Authority#	5.00%	11/01/2039	13,933,956
2,000,000	New York Convention Center Development Corp.+	3.94%	11/15/2032	1,428,716
8,730,000	New York Convention Center Development Corp.+	4.30%	11/15/2035	5,361,447
5,750,000	New York Convention Center Development Corp.+	3.85%	11/15/2037	3,110,720
6,700,000	New York Liberty Development Corp.	3.00%	09/15/2043	5,568,631
8,970,000	New York State Dormitory Authority	4.00%	03/15/2039	9,033,083
1,745,000	New York State Mortgage Agency	4.70%	04/01/2036	1,764,801
6,850,000	New York State Urban Development Corp.	4.00%	03/15/2045	6,764,041
5,500,000	New York Transportation Development Corp.	5.00%	07/01/2041	5,518,475
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,393,115
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	1,774,705
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	1,954,047
6,170,000	Ohio State University	4.00%	06/01/2030	6,180,482
1,000,000	Park Creek Colorado Metropolitan District	5.00%	12/01/2034	1,040,829
8,000,000	Permanent University Fund - University of Texas System	5.00%	07/01/2041	8,043,891
16,249,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue+	5.90%	07/01/2031	10,859,449
1,234,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue+	5.03%	07/01/2033	742,188
4,230,000	Sales Tax Securitization Corp.	5.50%	01/01/2032	4,747,685
4,520,000	San Diego California Tobacco Settlement Revenue Funding Corp.	4.00%	06/01/2032	4,378,075
1,100,000	Tampa, City of Florida+	4.66%	09/01/2039	543,266
1,280,000	Tampa, City of Florida+	4.76%	09/01/2041	554,921
1,850,000	Tampa, City of Florida+	3.75%	09/01/2045	614,817
3,045,000	Terrebonne Parish Louisiana+	3.16%	04/01/2036	1,885,209
15,115,000	Texas Municipal Gas Acquisition & Supply Corp II (3 Month LIBOR USD + 0.87%)	4.13%	09/15/2027	15,035,711
7,870,000	Texas Municipal Gas Acquisition & Supply Corp II (SIFMA Municipal Swap Index + 0.55%)	4.90%	09/15/2027	7,743,670
15,345,000	Texas Municipal Gas Acquisition & Supply Corp II (3 Month LIBOR USD + 0.69%)	3.90%	09/15/2027	15,172,005
1,630,000	Texas Municipal Power Agency	3.00%	09/01/2035	1,517,939
460,000	Tobacco Settlement Authority	5.25%	06/01/2032	460,466
7,880,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2029	8,547,274
4,870,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2031	5,269,137
23,310,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2035	23,728,216
5,000,000	Tobacco Settlement Financing Corp.	5.25%	06/01/2046	5,172,935
5,000,000	Triborough Bridge & Tunnel Authority	5.00%	11/15/2038	5,013,111
7,960,000	TSASC, Inc.	5.00%	06/01/2030	8,355,884
1,070,000	TSASC, Inc.	5.00%	06/01/2031	1,122,218
5,692,069	Utah Housing Corp.	3.00%	01/21/2052	5,026,315
9,703,189	Utah Housing Corp.	4.50%	06/21/2052	9,667,910
4,972,180	Utah Housing Corp.	5.00%	10/21/2052	5,100,281
13,742,197	Vermont Student Assistance Corp. (1 Month LIBOR USD + 1.00%)	5.66%	06/02/2042	13,647,879
1,230,000	Virginia Small Business Financing Authority	4.00%	12/01/2036	1,080,274
2,540,000	Washington Health Care Facilities Authority	5.00%	10/01/2033	2,540,853
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,640,525
				681,688,799
Total Municipal Bonds (Cost $736,033,760)				727,560,822

Shares
Short-Term Investments - 0.6%
Money Market Funds - 0.6%
4,860,993	First American Government Obligations Fund — Class Z, 4.61%*			4,860,993
Total Short-Term Investments (Cost $4,860,993)				4,860,993
Total Investments - 99.0% (Cost $740,894,753)				732,421,815
Other Assets in Excess of Liabilities - 1.0%				7,078,259
NET ASSETS - 100.0%				$739,500,074

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Security is in default and missed its last payment of interest as of the date of this report.
~ Non-income producing
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market funds were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.